Equity - Summary of Share Capital (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 05, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	52,290,212	33,816,459	33,151,881
Ordinary Shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	52,290,212	33,816,459		9,511,075